Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6.      PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	As of December 31,
	2024	2025
Deposits	$439,929	$609,851
Deductible input VAT, net	535,323	445,792
Refund receivable from a supplier(1)	202,860	92,935
Others	340,714	461,528
Total	1,518,826	1,610,106
Provision for expected credit loss	(6,863)	(169,639)
Prepaid expenses and other current assets, net	$1,511,963	$1,440,467

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(1)      The outstanding balance as of December 31, 2025 was scheduled to be refunded by the supplier in May 2026.

The movement of the allowance for expected credit loss is as follows:

	For the years ended December 31,
	2023	2024	2025
Balance as of the beginning of the year	$(28,196)	$(57,609)	$(6,863)
Expected credit loss provision	(29,943)	(36)	(185,413)
Write-off	—	49,980	14,717
Exchange difference	530	802	7,920
Balance at the end of the year	$(57,609)	$(6,863)	$(169,639)